Performance Management - Voya Balanced Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index and additional indices with investment characteristics similar to those of the Fund for the same period. In 2024, the Investment Adviser changed the Fund’s primary benchmark from the 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index (the “Prior Benchmark”) to the MSCI All Country World Index (“MSCI ACWI”) and Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements. The Fund’s primary benchmarks were selected in connection with regulatory disclosure requirements and the Fund uses the Prior Benchmark as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class R shares. Prior to July 24, 2026, Class A shares were referred to as Service 2 Class, Class R shares were referred to as Class ADV shares and Class R3 shares were referred to as Service Class shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.The Fund’s performance prior to July 9, 2021 reflects returns achieved pursuant to different principal investment strategies. The Fund’s performance prior to May 1, 2019 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Fund’s current sub-adviser and principal investment strategies had been in place for the prior periods, the performance information shown would have been different.
Performance Past Does Not Indicate Future [Text]	 The Fund's past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index and additional indices with investment characteristics similar to those of the Fund for the same period.
Bar Chart [Heading]	Calendar Year Total Returns Class R <br/>(as of December 31 of each year)
Bar Chart Closing [Text Block]	Best quarter:2nd Quarter 20209.85%Worst quarter:1st Quarter 2020-15.12%
Performance Table Heading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Class R shares only. After-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	 In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R shares only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index returns for the Bloomberg U.S. Aggregate Bond Index and the Russell 1000® Index do not reflect deductions for fees, expenses, or taxes. The index returns for the MSCI ACWI and the MSCI EAFE® Index include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Availability Website Address [Text]	https://individuals.voya.com/literature
Performance Availability Phone [Text]	1-800-992-0180
Class R
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	9.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(15.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020